Segment Reporting	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Segment Reporting

Note 11. Segment Reporting

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic segments (in thousands):

	Quarter Ended December 31,		Six Months Ended December 31,
	2011	2012	2011	2012
Revenues from external customers
North America:
Sales	$4,549	$13,825	$11,068	$18,279
Leasing	9,989	12,016	20,371	23,631

	14,538	25,841	31,439	41,910

Asia-Pacific:
Sales	18,386	18,182	40,076	37,450
Leasing	15,183	19,329	29,385	37,381

	33,569	37,511	69,461	74,831

Total	$48,107	$63,352	$100,900	$116,741

Operating income
North America	$394	$1,659	$1,431	$2,476
Asia-Pacific	5,029	7,027	10,649	13,070

Total	$5,423	$8,686	$12,080	$15,546

Interest income
North America	$2	$—	$4	$2
Asia-Pacific	31	17	124	38

Total	$33	$17	$128	$40

Interest expense
North America	$1,324	$1,096	$2,613	$2,619
Asia-Pacific	1,564	1,534	3,677	3,236

Total	$2,888	$2,630	$6,290	$5,855

Share-based compensation
North America	$135	$184	$306	$381
Asia-Pacific	78	164	114	265

Total	$213	$348	$420	$646

Depreciation and amortization
North America	$1,440	$1,686	$2,873	$3,093
Asia-Pacific	3,242	3,710	6,367	7,603

Total	$4,682	$5,396	$9,240	$10,696

Additions to long-lived assets
North America			$4,994	$16,118
Asia-Pacific			24,904	26,069

Total			$29,898	$42,187

	At
	June 30, 2012	December 31, 2012
Long-lived assets
North America	$112,867	$128,793
Asia-Pacific	159,323	179,625

Total	$272,190	$308,418

Goodwill
North America	$33,859	$36,608
Asia-Pacific	34,590	36,056

Total	$68,449	$72,664

Intersegment net revenues totaled $33,000 during the quarter ended December 31, 2011 and $71,000 during FY 2012. There were no intersegment net revenues in FY 2013. However, intrasegment net revenues of portable liquid storage containers from Southern Frac to Pac-Van in North America totaled $3,587,000 during both the quarter ended December 31, 2012 and FY 2013.

Note 12. Segment Reporting

The tables below represent the Company’s revenues from external customers, operating income, interest income and expense, share-based compensation expense, depreciation and amortization, expenditures for additions to long-lived assets (consisting of lease fleet and property, plant and equipment), long-lived assets and goodwill; as attributed to its two geographic (and operating) segments (in thousands):

	Year Ended June 30,
	2011	2012
Revenues from external customers
North America:
Sales	$17,876	$28,839
Leasing	38,000	41,443

	55,876	70,282

Asia-Pacific:
Sales	74,811	79,502
Leasing	51,577	62,455

	126,388	141,957

Total	$182,264	$212,239

Operating income (loss)
North America	$(4,418)	$2,336
Asia-Pacific	14,199	23,909

Total	$9,781	$26,245

Interest income
North America	$—	$8
Asia-Pacific	487	149

Total	$487	$157

Interest expense
North America	$5,792	$5,431
Asia-Pacific	14,501	7,312

Total	$20,293	$12,743

Share-based compensation
North America	$552	$611
Asia-Pacific	510	290

Total	$1,062	$901

Impairment of goodwill
North America	$5,858	$—
Asia-Pacific	—	—

Total	$5,858	$—

Depreciation and amortization
North America	$6,087	$5,805
Asia-Pacific	13,078	13,119

Total	$19,165	$18,924

Additions to long-lived assets
North America	$7,478	$12,360
Asia-Pacific	36,560	63,985

Total	$44,038	$76,345

Long-lived assets
North America	$108,212	$112,867
Asia-Pacific	124,535	159,323
Total	$232,747	$272,190

Goodwill
North America	$33,303	$33,859
Asia-Pacific	35,645	34,590

Total	$68,948	$68,449

Intersegment net revenues totaled $2,237,000 during FY 2011 and $75,000 during FY 2012.